Channel Short Duration Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
CORPORATE BONDS — 91.06%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 89.54%
Activision Blizzard, Inc., 3.40%, 9/15/2026 $ 232,000 $ 225,177
Ally Financial, Inc., Series B, 4.70%, 8/15/2169
(a)
500,000 467,887
American Airlines 2016-1 Class A, 4.10%, 1/15/2028 308,431 294,081
American Airlines Pass Through Trust, Series 2017-2, 3.70%, 10/15/2025 257,107 251,796
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025 790,848 775,193
American Airlines Pass Through Trust, Series 2016-2, 3.65%, 12/15/2029 1,195,938 1,115,773
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y +
275BPS)
(a)
1,000,000 1,036,719
Apache Corp., 7.75%, 12/15/2029 800,000 862,141
Ares Capital Corp., 4.25%, 3/1/2025 1,265,000 1,262,932
Bank of Nova Scotia (The), 2.20%, 2/3/2025 242,000 241,468
Blue Owl Capital Corp., 3.40%, 7/15/2026 1,000,000 969,539
Blue Owl Credit Income Corp., 6.65%, 3/15/2031 500,000 509,253
Charter Communications Operating LLC, 5.05%, 3/30/2029 1,000,000 980,989
Cheniere Energy Partners LP, 4.50%, 10/1/2029 500,000 484,192
Comerica, Inc., 5.98%, 1/30/2030 (SOFRRATE+ 215.50BPS)
(a)
750,000 758,805
Dominion Energy, Inc., 6.88%, 2/1/2055 (H15T5Y + 238.60BPS)
(a)
500,000 520,031
Edison International, 4.70%, 8/15/2025 500,000 499,212
Edison International, 5.38%, 9/15/2069 (H15T5Y + 469.80bps)
(a)
1,000,000 988,831
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40bps)
(a)
1,500,000 1,498,233
EQT Corp., 7.00%, 2/1/2030 1,000,000 1,064,662
EverBank Financial Corp., 5.75%, 7/2/2025 500,000 498,392
Fifth Third Bank NA, 3.85%, 3/15/2026 500,000 494,457
First Horizon Bank, 5.75%, 5/1/2030 1,125,000 1,120,395
FS KKR Capital Corp., 6.13%, 1/15/2030 400,000 400,034
Genworth Holdings, Inc., 6.79%, 11/15/2036 (3MO LIBOR + 200.25bps)
(a)
2,500,000 2,077,829
GEO Group, Inc. (The), 10.25%, 4/15/2031 800,000 873,320
Hawaiian Airlines, Series 2013-1A, 3.90%, 1/15/2026 437,624 428,378
KeyBank NA/Cleveland OH, 4.39%, 12/14/2027 750,000 737,945
Occidental Petroleum Corp., 7.20%, 3/15/2029 1,307,000 1,387,545
Paramount Global, 6.38%, 3/30/2062
(a)
500,000 483,635
Philip Morris International, Inc., 4.90%, 11/1/2034 1,000,000 962,782
Sempra, 6.40%, 10/1/2054 (H15T5Y + 263.20BPS)
(a)
300,000 297,951
Southwest Energy Co., 6.45%, 1/23/2025 818,000 818,098
Spirit Airline Passthrough Trust, 4.10%, 4/1/2028 301,245 279,844
Sprint Capital Corp., 6.88%, 11/15/2028 500,000 531,392
Synovus Financial Corp., 6.17%, 11/1/2030 (TSFR3M + 800bps)
(a)
750,000 756,877
Truist Bank, 2.25%, 3/11/2030 600,000 515,503
United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 3/1/2026 152,508 149,521
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025 465,636 462,112
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026 626,336 617,460
United Airlines Pass Through Trust, Series 2014-2, 3.75%, 9/3/2026 798,578 783,212
United Airlines Pass Through Trust, Series 2020-1, 4.88%, 1/15/2026 600,000 597,078
US Airways Pass Through Trust, Series 2013-1, 3.95%, 11/15/2025 262,058 258,923

Channel Short Duration Income Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
CORPORATE BONDS — 91.06% - continued
Principal
Amount Fair Value
Western Midstream Operating LP, 4.50%, 3/1/2028 $ 500,000 $ 490,191
TOTAL CORPORATE BONDS - DOMESTIC (Cost $29,694,199) 30,829,788
Corporate Bonds - Foreign — 1.52%
Corporate Bonds - Ireland - 1.52%
AerCap Ireland Capital DAC, 3.30%, 1/30/2032 600,000 523,716
TOTAL CORPORATE BONDS - FOREIGN (Cost $510,658) 523,716
TOTAL CORPORATE BONDS (Cost $30,204,857) 31,353,504
U.S. GOVERNMENT & AGENCIES — 4.25%
United States Treasury Note, 4.25% , 11/15/2034 1,500,000 1,461,914
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,480,491) 1,461,914
MONEY MARKET FUNDS - 3.94% Shares
Fidelity Investments Money Market Government Portfolio, Class I, 4.38%
(b)
1,358,099 1,358,099
TOTAL MONEY MARKET FUNDS (Cost $1,358,099) 1,358,099
TOTAL INVESTMENTS — 99.25% (Cost $33,043,447) 34,173,517
Other Assets in Excess of Liabilities — 0.75% 256,787
NET ASSETS — 100.00% $ 34,430,304
(a) Variable rate security. The rate shown is the effective interest rate as of December 31, 2024. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of December 31, 2024.